Debt and Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of borrowing costs [Abstract]
Schedule of short-term debt

Short-term Debt	December 31, 2018	December 31, 2017
($ millions)
Commercial paper(1)	200	200
(1) The commercial paper is supported by the Company’s syndicated credit facilities and the Company is authorized to issue commercial paper up to a maximum of $1.0 billion having a term not to exceed 365 days. The weighted average interest rate as at December 31, 2018 was 2.20 percent per annum (December 31, 2017 – 1.40 percent).

Schedule of long-term debt

		Canadian $ Amount		U.S. $ Denominated
Long-term Debt	Maturity	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
($ millions)
Long-term debt
6.15% notes(1)(3)	2019	—	376	—	300
7.25% notes(1)(4)	2019	—	939	—	750
5.00% notes(5)	2020	400	400	—	—
3.95% notes(1)(4)	2022	682	626	500	500
4.00% notes(1)(4)	2024	1,023	939	750	750
3.55% notes(5)	2025	750	750	—	—
3.60% notes(5)	2027	750	750	—	—
6.80% notes(1)(4)	2037	528	484	387	387
Debt issue costs(2)		(19)	(24)	—	—
Long-term debt		4,114	5,240	1,637	2,687
Long-term debt due within one year
6.15% notes(1)(3)	2019	410	—	300	—
7.25% notes(1)(4)	2019	1,023	—	750	—
Long-term debt due within one year		1,433	—	1,050	—

(1)
All of the Company’s U.S. dollar denominated debt is designated as a hedge of the Company’s net investment in selected foreign operations with a U.S. dollar functional currency. Refer to Note 24 for Foreign Currency Risk Management.

(2)	Calculated using the effective interest rate method.
(3) The 6.15% notes represent unsecured securities under a trust indenture dated June 14, 2002.
(4) The 7.25%, the 3.95%, the 4.00% and the 6.80% notes represent unsecured securities under a trust indenture dated September 11, 2007.
(5) The 5.00%, the 3.55% and the 3.60% notes represent unsecured securities under a trust indenture dated December 21, 2009.

Reconciliation of changes of liabilities to cash flows from financing activities
Reconciliation of Changes of Liabilities to Cash Flows from Financing Activities

	Liabilities
($ millions)	Short-term debt	Long-term debt due within one year	Long-term debt	Other long-term liabilities
December 31, 2017	200	—	5,240	1,237
Changes from financing cash flows
Long-term debt issuance	—	—	—	—
Long-term debt repayment	—	—	—	—
Short-term debt issuance	—	—	—	—
Short-term debt repayment	—	—	—	—
Debt issue costs	—	—	—	—
Total change from financing cash flows	—	—	—	—
Other changes – liability-related
Reclassification to short-term	—	1,399	(1,399)	—
Foreign exchange	—	—	—	32
Fair value changes	—	—	—	(67)
Addition of finance lease obligations	—	—	—	—
Payment of finance lease obligations	—	—	—	(15)
Deferred revenue	—	—	—	(100)
Amortization of debt issuance costs	—	—	4	—
Foreign exchange recognized in OCI	—	34	269	—
Other	—	—	—	20
Total other changes – liability related	—	1,433	(1,126)	(130)
December 31, 2018	200	1,433	4,114	1,107